            March 21, 2013

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Calvert Variable Products, Inc. (“Registrant”)

            SEC File Nos. 811-04000 and 002-90309

            Post-Effective Amendment No. 75

Ms. Roberts:

This letter serves as a response to SEC staff (“Staff”) comments that you communicated to me via telephone on Wednesday, March 13, 2013, regarding the above-referenced post-effective amendment (“PEA”), which relates to the addition of three new series to the Registrant’s registration statement.  The three new series are Calvert VP Volatility Managed Moderate Portfolio, Calvert VP Volatility Managed Moderate Growth Portfolio and Calvert VP Volatility Managed Growth Portfolio.  The changes discussed in this letter are reflected in the attached prospectus and statement of additional information.

The revised prospectus includes the following revisions in response to your comments:

(i)              a reference to “Class F” has been added to the cover page;

(ii)            footnote 2 to the Fee Table in each Portfolio Summary has been revised to indicate that the fee waiver can only be terminated upon 60 days’ prior notice to shareholders;

(iii)           the reference to “fund-of-funds” in the first sentence of the first paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in each Portfolio Summary has been revised to indicate that only that portion of the Portfolio comprised of exchange-traded funds is structured as a fund-of-funds;

(iv)          the first sentence of the second paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in each Portfolio Summary has been revised to replace the phrase “and other derivatives” with the phrase “trade futures contracts”;

(v)            the third to last paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in each Portfolio Summary has been revised to (x) provide greater specificity regarding the derivatives that are used to implement the volatility management strategy and (y) make reference to the proprietary model that is used to forecast market volatility, which reference corresponds to the risk bullet regarding model risk;

(vi)          the second to last paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in each Portfolio Summary has been revised to explain (x) the meaning and significance of the notional value of the futures contracts that will be held by the Portfolio, (y) the relationship between the notional value of the Portfolio’s futures positions and the obligation to invest, under normal circumstances, at least 80 percent of the Portfolio’s net assets in exchange-traded funds and various derivative instruments, and (z) an estimate of the Portfolio’s net assets that will be allocated to the implementation of the Portfolio’s volatility management strategy;

(vii)         the paragraph in each Portfolio Summary discussing Basis Risk under “Principal Risks – Volatility Management” has been revised to provide a better explanation of basis risk, including an example of how basis risk might affect the Portfolio;

(viii)       a paragraph has been added under “More Information on Investment Strategies and Risks” to provide a comparison of the risk profiles of the three Portfolios; and

(ix)          the “Glossary of Certain Investment Risks” has been moved to the end of the prospectus just prior to the back cover page.

In addition to the foregoing revisions, I also made the following revisions to the prospectus:

(i)               the date on the cover page has been changed to April 12, 2013, to reflect the Registrant’s anticipated request for acceleration;

(ii)             the list of Fixed Income Indices and Related Components included in each Portfolio Summary has been updated;

(iii)            the paragraph in each Portfolio Summary discussing Model Risk under “Principal Risks – Volatility Management” has been revised to provide a better explanation of this risk;

(iv)           rows have been added to the chart under “More Information on Investment Strategies and Risks” to provide a comparison of the volatility target levels of the three Portfolios and to include “Temporary Defensive Positions” as an investment technique, and disclosure related to that investment technique has been added under “More Information on Investment Strategies and Risks – Description of Investment Strategies and Associated Risks”; and

(v)             descriptions of additional fixed-income indices have been added under “More Information on Investment Strategies and Risks – Description of Certain Market Indices”.

In addition, I made six non-material revisions to the Portfolios’ statement of additional information to (i) change the date to April 12, 2013 to reflect the Registrant’s anticipated request for acceleration, (ii) change the single reference to “Pricing Procedures” to instead read “Valuation Procedures”, (iii) update information relating to a director of the Registrant, (iv) update the description of the compensation that is available to the portfolio managers of Ameritas Investment Partners, Inc., (v) clarify that capital loss carryforwards do not expire following the passage of the RIC Modernization Act of 2010, and (vi) delete the disclosure relating to the Portfolios’ expense offset arrangement, which is currently not in effect.

Assuming the Staff has no further comments on the PEA, the Registrant will make a new 485(a) filing that contains the edits described herein and will request acceleration of the effective date of that filing so that it may become effective on April 12, 2013, or as soon as practicable thereafter.   The Registrant would then (i) use the prospectus and statement of additional information, as declared effective, for the period from April 12, 2013 through April 30, 2013 and (ii) file a post-effective amendment to its registration statement pursuant to Rule 485(b) for a statutory prospectus dated May 1, 2013 incorporating Registrant’s six series that offer Class F securities, including the three Portfolios that are the subject of the PEA.

On behalf of the Registrant, I acknowledge that:

(i)         the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings with the Securities and Exchange Commission (the “Commission”);

(ii)        Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(iii)       the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As always, please feel free to contact me at 301-657-7044 with any questions or comments about this filing.

Very truly yours,

CALVERT VARIABLE PRODUCTS, INC.

/s/ Andrew K. Niebler

Andrew K. Niebler

Assistant Vice President